Long - Term Debt, Debt covenants - securities (Details)	12 Months Ended
Dec. 31, 2019
Debt Instruments [Abstract]
Debt Instrument, Covenant Description	Amounts drawn under the facilities listed above are secured by first priority mortgages on the Company’s vessels and other collateral. The majority of the credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including debt ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with.
Debt Instrument, Covenant Compliance	As of December 31, 2019 and December 31, 2018, the Company was in compliance with its debt covenants.